Financial Instruments - Additional Information (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk related financial guarantees	₩ 30,256,184	₩ 32,584,380
Financial guarantees [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk related financial guarantees	₩ 3,832,003	₩ 3,939,463